UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 24,930,837	$ 1,899,917	$ (36,325,230)	$ (8,483,673)
Adjustments to reconcile net income to net cash from operating activities:
Stock-based compensation	211,768	0	170,323	0
Amortization	46,042	33,250	66,792	26,950
Amortization of debt discounts	451,614	543,916	979,960	1,723,451
Change in fair value of derivatives liabilities	(26,224,593)	(3,070,243)	33,980,805	5,091,935
Increase in principal and accrued interest balances due to penalty provision	93,821	0
Loss on extinguishment of convertible notes payable			0	266,042
Excess consideration issued in connection with relieve of management fees and patent liability				100,000
Gain on extinguishment of convertible notes	(96,444)	0
Changes in assets and liabilities:
Accounts receivable	0	4,200	5,600	4,000
Inventory	0	(1,200)
Accounts payable	14,143	59,822	30,114	(11,054)
Accrued expenses	25,355	92,610	167,029	189,256
Management fee payable	(116,200)	120,200	490,051	(120,000)
Net cash used in operating activities	(663,657)	(317,528)	(434,556)	(1,213,093)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities			(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable	100,000	0	710,920	50,000
Payments on notes payable to related party				(50,000)
Payments on convertible notes payable		(9,300)	(17,000)	(263,411)
Proceeds from convertible notes payable	134,640	275,200	710,920	1,302,795
Prepayment premiums paid on convertible notes payable				(41,699)
Proceeds from sale of preferred stock	462,000	0
Related party advances	226,500	0
Payments to settle convertible notes payable and warrants	(198,907)
Net cash provided from financing activities	724,233	265,900	693,920	997,685
NET INCREASE (DECREASE) IN CASH	60,576	(51,628)	9,364	(215,408)
BEGINNING CASH BALANCE	98,012	88,648	88,648	304,056
ENDING CASH BALANCE	158,588	37,020	98,012	88,648
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments for interest	0	6,000	6,000	18,177
Cash payments for income taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of notes payable, accrued interest and derivative liabilities into common stock	13,454,704	1,846,910	4,162,045	4,156,811
Related party liability incurred for additional patent costs				300,000
Beneficial conversion feature issued with Allogenics patent liability			101,351
Conversion of management fees and patent liability into common stock	50,000	120,000	$ 160,000	$ 138,000
Discounts on convertible notes payable due to derivative liabilities	$ 134,640	$ 0